Note 12 - Investments in Unconsolidated Joint Ventures	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
12.	Investments in unconsolidated joint ventures

During the period ended
June 30, 2018
the Company advanced
$2,243
to Eco Nine Inc to cover upcoming newbuilding installments and
$833
to City of Athens Inc and
$744
to Eco Nine Inc respectively to cover predelivery expenses, financing related expenses and to establish debt service reserves.

On
March 12, 2018
City of Athens and in Eco Nine entered into a loan agreement with ABN Amro Bank for a senior debt facility of
$35,900
to fund, the delivery of M/T Eco Holmby Hills and M/T Eco Palm Springs (
$17,948
and
$17,952
respectively). The loan is payable in
20
consecutive quarterly installments of
$299
per vessel, commencing
three
months from draw down, and a balloon payment of
$11,965
and
$11,968
M/T Eco Holmby Hills and M/T Eco Palm Springs respectively, payable together with the last installment. The credit facility bears interest at LIBOR plus a margin of
2.90%.

On
March 15, 2018,
City of Athens took delivery of M/T Eco Holmby Hills, a
50,000
dwt newbuilding product/chemical tanker constructed at the Hyundai Mipo Vinashin shipyard. On
March 20, 2018
the vessel commenced its' time charter agreement with Clearlake Shipping Pte Ltd.

On
May 23, 2018,
Eco Nine Inc took delivery of M/T Eco Palm Springs, a
50,000
dwt newbuilding product/chemical tanker constructed at the Hyundai Mipo Vinashin shipyard. On
May 26, 2018
the vessel commenced its time charter agreement with Clearlake Shipping Pte Ltd.